Loans and asset quality - Information about Impaired Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	$ 9	$ 7	$ 24
Impaired loans without an allowance, average recorded investment	105	2	3
Total impaired loans, average recorded investment	114	9	27
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Total impaired loans, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	7	7
Impaired loans without an allowance, recorded investment	2	173
Total impaired loans, recorded investment	9	180
Impaired loans with an allowance, unpaid Principal balance	10	10
Impaired loans without an allowance, unpaid Principal balance	2	314
Total impaired loans, unpaid Principal balance	12	324
Impaired loans with an allowance, related allowance	5	2
Commercial Borrower [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	0	11
Impaired loans with an allowance, interest income recognized	0	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	1	1	2
Impaired loans without an allowance, average recorded investment	1	0	1
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	0	1
Impaired loans with an allowance, unpaid Principal balance	3	3
Impaired loans with an allowance, related allowance	0	1
Financial institutions
Financing Receivable, Impaired [Line Items]
Impaired loans without an allowance, average recorded investment	102	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, recorded investment	0	171
Impaired loans without an allowance, unpaid Principal balance	0	312
Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	5	6	8
Impaired loans without an allowance, average recorded investment	2	2	2
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans without an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	3	6
Impaired loans without an allowance, recorded investment	2	2
Impaired loans with an allowance, unpaid Principal balance	3	7
Impaired loans without an allowance, unpaid Principal balance	2	2
Impaired loans with an allowance, related allowance	3	1
Lease financings
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	3	0	0
Impaired loans with an allowance, interest income recognized	0	0	0
Impaired loans with an allowance, recorded investment	4	0
Impaired loans with an allowance, unpaid Principal balance	4	0
Impaired loans with an allowance, related allowance	2	0
Foreign
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, average recorded investment	0	0	3
Impaired loans with an allowance, interest income recognized	0	0	$ 0
Loans Individually Less Than 1 Million
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	1	2
Impaired loans with an allowance, related allowance	1	1
Loans Individually Less Than 1 Million | Maximum
Financing Receivable, Impaired [Line Items]
Impaired loans with an allowance, recorded investment	$ 1	$ 1